Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-39460
Entity Registrant Name	KYMERA THERAPEUTICS, INC.
Entity Central Index Key	0001815442
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2992166
Entity Address, Address Line One	Kymera Therapeutics, Inc.
Entity Address, Address Line Two	500 North Beacon Street
Entity Address, Address Line Three	4th Floor
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	857
Local Phone Number	285-5300
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	KYMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false